SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition and Value added tax ("VAT") (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Revenue recognition
Business tax and related surcharges		$ 910	$ 2,692
VAT related surcharges	$ 932
Maximum
Revenue recognition
Expiry period of components from date of purchase	1 year